REVERSE RECAPITALIZATION (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Historical cost of assets and liabilities
The following table provides the historical cost of assets and liabilities of Nerdy Inc. as of September 20, 2021.

Cash and cash equivalents	$558,324
Other current assets	642
Other current liabilities (a)	(41,760)

Total net assets	$517,206

(a)	Includes historical warrants held by TPG Pace that were exchanged for Private Placement Warrants and Public Warrants of Nerdy Inc. in connection with the Reverse Recapitalization.